Guarantees granted, commitments and contingent liabilities - additional information (Details) € in Millions										1 Months Ended						12 Months Ended
	Nov. 04, 2016 EUR (€)	Nov. 04, 2016 CAD ($)	Oct. 16, 2016	Nov. 06, 2015 EUR (€)	Nov. 06, 2015 USD ($)	Jul. 24, 2015 EUR (€)	Jul. 24, 2015 USD ($)	Apr. 02, 2015 EUR (€)	Apr. 02, 2015 USD ($)	Dec. 31, 2018 EUR (€) vehicle	Dec. 31, 2015	Oct. 31, 2015	Apr. 30, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Dec. 31, 2018 EUR (€) lawsuit	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities										€ 7						€ 7	€ 5
Provision of guarantees or collateral by entity, related party transactions																3	4
Financing agreement, term (in years)															10 years
Deferred income										200						200
Amortization period														10 years
Ownership period limit for repurchase obligation (in years)											1 year
Repurchase obligation, term (in years)											10 years
Refunds provision										€ 206						206			$ 236,000,000
Minimum operating lease payments recognised as expense																423	284	€ 280
Warranty and recall expense, recall of airbag inflators																€ 114	102	414
Loss contingency, number of pending lawsuits | lawsuit																2
Litigation settlement, amount awarded to other party						€ 38	$ 40,000,000	€ 141	$ 148,500,000
Charge recognized for U.S. diesel emission matters																€ 748
LATAM
Disclosure of contingent liabilities [line items]
Warranty and recall expense, recall of airbag inflators																	73
KOREA, REPUBLIC OF
Disclosure of contingent liabilities [line items]
Loss contingency, number of vehicles sold that are subject to investigation | vehicle										2,428
Restructuring contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities										€ 160						160
Provisions										50						50
SCUSA [Domain]
Disclosure of contingent liabilities [line items]
Deferred income										€ 57				€ 109		57			$ 65,000,000	$ 150,000,000
UAW Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)												4 years
Labor agreement, term of pay gap resolution (in years)												8 years
Labor agreement, lump sum payment per traditional employee | $					$ 4,000
Labor agreement, lump sum payment per in-progression employee | $					3,000
Labor agreement, total lump sum payment to employees				€ 127	$ 141,000,000
Italian Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)													4 years
Compensation agreement, compensation expense																€ 72	€ 105	€ 101
Canada Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)			4 years
Labor agreement, total lump sum payment to employees	€ 38	$ 55,000,000
Labor agreement, wage increase in first and fourth years, percent			2.00%
Labor agreement, progressive pay scale plan, term (in years)			10 years
Labor agreement, lump sum payment per employee | $		$ 6,000
Industrial buildings | Bottom of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																10 years
Industrial buildings | Top of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																20 years
Machinery | Bottom of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																3 years
Machinery | Top of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																5 years
Civil penalties [Member]
Disclosure of contingent liabilities [line items]
Charge recognized for U.S. diesel emission matters																€ 350
Recall cost per vehicle [Member]
Disclosure of contingent liabilities [line items]
Charge recognized for U.S. diesel emission matters																€ 0